Real Estate Properties Under Development, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Building at cost	$ 32,345	$ 27,338
Less: accumulated depreciation	(4,971)	(3,590)
Construction in progress	68	13,228
Long lived assets	199,052	89,436
Real Estate Properties under Development
Property, Plant and Equipment [Line Items]
Building at cost	28,213	34,498
Less: accumulated depreciation	(15,413)	(20,859)
Property plant and equipment excluding construction in progress, Total	12,800	13,639
Construction in progress	76,760	27,420
Land use right	82,050	11,401
Long lived assets	$ 171,610	$ 52,460